Segment Reporting (Details)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Segment Reporting [Abstract]
Number of segment		2
Percentage of total revenue for major customer	10.00%	10.00%	10.00%